Derivative Financial Instruments - Additional Information (Detail) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Exchange_Rate Agreement	Dec. 31, 2019 MXN ($) Exchange_Rate	Dec. 31, 2018 MXN ($) Exchange_Rate	Dec. 31, 2017 MXN ($) Exchange_Rate	Dec. 31, 2016	Jun. 30, 2024 USD ($)	Nov. 30, 2023 MXN ($)	Nov. 30, 2022 MXN ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2019 MXN ($) Agreement	Dec. 31, 2019 EUR (€) Agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Percentage of company's total financial assets may be denominated in a currency other than its functional currency	5.00%	5.00%
Confidence level percentage	95.00%	95.00%
Net loss	$ (18,461,522)	$ (347,911,084)	$ (180,419,837)	$ (280,850,619)
Increase decrease in exchange rate	10.00%	10.00%	10.00%	10.00%
Increase in occurs of crude oil hedge	$ (11,361)
Net gain (loss) of derivative financial instrument		$ (18,512,026)	$ (22,258,613)	$ 25,338,324
Net fair value of derivative financial instruments										$ (5,153,841)			$ 6,487,032
Derivative financial instruments designated as hedges										$ 0			$ 0
Exchange rate | Exchange_Rate			19.7867	20.6640
Increase [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		180,408	$ 192,025	$ 149,669
Decrease [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 180,408	$ 192,025	$ 149,669
Us Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_Rate	18.8452	18.8452	19.6829
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_Rate	21.1537	21.1537	22.5054
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines	$ 700,000
Liquidity risk mitigation amount through bilateral credit lines	$ 743,000
P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points	10	10
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges	25.00%	25.00%		25.00%	25.00%
Percentage of increase of DFIs and debt portfolio to exchange rates of currencies against the U.S. dollar	1.00%	1.00%
P.M.I. Holdings, B.V. [member] | Twenty five basis points higher [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 644,506	$ 649,339	$ 704,011
P.M.I. Holdings, B.V. [member] | Twenty five basis points lower [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 644,506	649,339	704,011
PMI Trading Ltd [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	99.00%	99.00%
VaR recorded	$ (15,016)											$ (8,687)
PMI Trading Ltd [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded	(4,177)
PMI Trading Ltd [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded	$ (20,821)
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain		$ 86,930,388	23,659,480	23,184,122
Percentage of PEMEX's debt in foreign currency	88.87%	88.87%
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain		$ 75,967,395	19,762,208	$ 16,685,439
Peso teasury portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio	(17.90)	(17.90)
Fondo laboral pemex portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio	0	0
U.S. Dollar Treasury Portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio	0	0
Embedded derivatives [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) of derivative financial instrument		$ 4,751,897	$ (3,142,662)
Interest rate risk [member] | Interest rate swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount	$ 40,783
Interest rate of derivative instrument	4.17%									4.17%	4.17%
Weighted average term of derivative instrument	2 years 4 months 24 days	2 years 4 months 24 days
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged			320,000	440,000
Amount of barrels hedged				449,898,000								149,588,000	149,588,000	149,588,000	149,588,000
Twenty day delta gamma risk analysis [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	95.00%	95.00%
Number of observations	500	500
Risk expiring in june two thousand and nineteen [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk						$ 5,500,000	$ 9,000,000	$ 28,000,000	$ 1,950,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €											€ 725,000
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged	243,000	243,000
Hedged risk exposure	$ 178,268
PEMEX [member] | Cross - currency swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount														SFr 365,000	€ 3,150,000
PEMEX [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt	15.30%	15.30%
PEMEX [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swap agreements | Agreement	4									4	4
Aggregate notional amount	$ 1,178,750
Interest rate of derivative instrument	2.35%									2.35%	2.35%
Weighted average term of derivative instrument	5 years 3 months 18 days	5 years 3 months 18 days
PEMEX [member] | Exchange rate risk [member] | Cross - currency swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Philippines, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount													$ 6,844,866